SUPPLEMENT DATED APRIL 25, 2005

TO

PROSPECTUS

FOR

COMPASS LIFE SINGLE PREMIUM VARIABLE LIFE INSURANCE CONTRACT

ISSUED BY SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT E

Effective April 22, 2005, the MFS/Sun Life Managed Sectors Series is no longer an available investment option.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.